Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet
					Other
	Defined pension				postretirement
	benefits				benefits
	Switzerland		International		International
($ in millions)	2019	2018	2019	2018	2019	2018
Benefit obligations at January 1,	3,993	4,055	7,429	7,892	120	132
Service cost	76	92	113	122	1	1
Interest cost	15	30	174	198	4	4
Contributions by plan participants	75	69	19	16	—	—
Benefit payments	(244)	(239)	(404)	(318)	(10)	(11)
Benefit obligations of businesses acquired (divested)	—	10	(21)	60	—	8
Actuarial (gain) loss	323	6	617	(92)	(1)	(12)
Plan amendments and other	—	(4)	9	(119)	(5)	—
Exchange rate differences	70	(26)	(58)	(330)	1	(2)
Benefit obligation at December 31,	4,308	3,993	7,878	7,429	110	120
Fair value of plan assets at January 1,	3,879	4,020	5,866	6,514	—	—
Actual return on plan assets	320	(41)	689	(184)	—	—
Contributions by employer	91	89	115	152	10	11
Contributions by plan participants	75	69	19	16	—	—
Benefit payments	(244)	(239)	(404)	(318)	(10)	(11)
Plan assets of businesses acquired (divested)	—	7	(12)	39	—	—
Plan amendments and other	—	—	—	(94)	—	—
Exchange rate differences	68	(26)	(27)	(259)	—	—
Fair value of plan assets at December 31,	4,189	3,879	6,246	5,866	—	—
Funded status — underfunded	(119)	(114)	(1,632)	(1,563)	(110)	(120)

Amount recognized in Accumulated other comprehensive loss
	December 31,
	2019	2018	2017	2019	2018	2017
	Defined pension			Other postretirement
($ in millions)	benefits			benefits
Net actuarial (loss) gain	(2,777)	(2,628)	(2,321)	28	30	20
Prior service credit	62	74	99	13	23	27
Amount recognized in OCI(1) and NCI(2)	(2,715)	(2,554)	(2,222)	41	53	47
Taxes associated with amount recognized
in OCI and NCI	571	535	503	—	—	—
Amount recognized in OCI and NCI, net of tax(3)	(2,144)	(2,019)	(1,719)	41	53	47

(1) OCI represents “Accumulated other comprehensive loss”.

(2) NCI represents “Noncontrolling interests”.

(3) NCI, net of tax, amounted to $0 million, $(1) million, and $0 million at December 31, 2019, 2018 and 2017.

Schedule of amounts recognized in balance sheet
	December 31,
	2019	2018	2019	2018	2019	2018
	Defined pension				Other postretirement
	benefits				benefits
($ in millions)	Switzerland		International		International
Overfunded plans	62	24	71	59	—	—
Underfunded plans — current	(78)	—	(295)	(19)	(14)	(11)
Underfunded plans — non-current	(103)	(138)	(1,408)	(1,603)	(96)	(109)
Funded status - underfunded	(119)	(114)	(1,632)	(1,563)	(110)	(120)
Amounts reported as assets and
liabilities held for sale	(78)	(93)	(277)	(120)	(5)	—
	December 31,
($ in millions)	2019	2018
Non-current assets
Overfunded pension plans	132	83
Other employee-related benefits	1	1
Pension and other employee benefits	133	84

	December 31,
($ in millions)	2019	2018
Current liabilities
Underfunded pension plans	(374)	(19)
Underfunded other postretirement benefit plans	(14)	(11)
Other employee-related benefits	(72)	(10)
Pension and other employee benefits	(460)	(40)
Amounts reported as Current liabilities held for sale	(424)	(4)
	December 31,
($ in millions)	2019	2018
Non-current liabilities
Underfunded pension plans	(1,510)	(1,741)
Underfunded other postretirement benefit plans	(96)	(109)
Other employee-related benefits	(186)	(246)
Pension and other employee benefits	(1,792)	(2,096)
Amounts reported as Non-current liabilities held for sale	—	(266)

Schedule of PBO in excess of fair value of plan assets or ABO in excess of fair value of plan assets
	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
($ in millions)	Switzerland		International		Switzerland		International
December 31,	2019	2018	2019	2018	2019	2018	2019	2018
PBO	3,769	3,482	7,346	6,897	3,769	3,482	7,228	6,872
ABO	3,769	3,482	7,156	6,743	3,769	3,482	7,054	6,724
Fair value of plan assets	3,588	3,344	5,643	5,275	3,588	3,344	5,537	5,254

Component of net periodic benefit cost

	Defined pension						Other postretirement
	benefits						benefits
	Switzerland			International			International
($ in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Operational pension cost:
Service cost	76	92	106	113	122	122	1	1	1
Operational pension cost	76	92	106	113	122	122	1	1	1
Non-operational pension cost (credit):
Interest cost	15	30	41	174	198	208	4	4	5
Expected return on plan assets	(112)	(117)	(112)	(276)	(305)	(295)	—	—	—
Amortization of prior service cost (credit)	(14)	(15)	10	2	1	1	(5)	(5)	(5)
Amortization of net actuarial loss	—	—	—	108	92	91	(3)	(1)	(1)
Curtailments, settlements and special
termination benefits	11	—	—	27	23	16	(10)	—	(1)
Non-operational pension cost (credit)	(100)	(102)	(61)	35	9	21	(14)	(2)	(2)
Net periodic benefit cost	(24)	(10)	45	148	131	143	(13)	(1)	(1)

Weighted-average assumptions, Benefit obligation
	December 31,
	2019	2018	2019	2018	2019	2018
	Defined pension				Other postretirement
	benefits				benefits
(in %)	Switzerland		International		International
Discount rate	0.2	0.8	2.0	2.8	2.8	3.9
Rate of compensation increase	—	—	2.2	2.4	0.2	0.2
Rate of pension increase	—	—	1.3	1.4	—	—
Cash balance interest credit rate	1.0	1.0	1.6	1.6	—	—

Weighted-average assumptions, Net periodic benefit cost
	Defined pension						Other postretirement
	benefits						benefits
	Switzerland			International			International
(in %)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate	0.8	0.8	1.1	2.8	2.6	2.9	3.9	3.2	3.3
Expected long-term rate of return on plan assets	3.0	3.0	3.0	4.9	4.9	5.0	—	—	—
Rate of compensation increase	—	—	—	2.4	2.5	2.5	0.2	—	—
Cash balance interest credit rate	1.0	1.0	1.0	1.6	1.7	1.7	—	—	—

Health care cost trend assumptions
	December 31,
	2019	2018
Health care cost trend rate assumed for next year	6.3%	6.7%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2028	2028

Target asset allocation on weighted-average basis
	Target
(in %)	Switzerland	International
Asset class
Equity	19	19
Fixed income	54	64
Real estate	22	7
Other	5	10
Total	100	100

Fair value of pension plan assets by asset category
	December 31, 2019
			Not subject	Total
($ in millions)	Level 1	Level 2	to leveling(1)	fair value
Asset class
Equity
Equity securities	224	7	—	231
Mutual funds/commingled funds	—	1,687	23	1,710
Emerging market mutual funds/commingled funds	—	339	—	339
Fixed income
Government and corporate securities	521	1,013	—	1,534
Government and corporate—mutual funds/commingled funds	—	3,738	31	3,769
Emerging market bonds—mutual funds/commingled funds	—	805	—	805
Real estate	—	—	1,433	1,433
Insurance contracts	—	123	—	123
Cash and short-term investments	101	152	—	253
Private equity	—	—	211	211
Hedge funds	—	—	1	1
Commodities	—	26	—	26
Total	846	7,890	1,699	10,435
	December 31, 2018
			Not subject	Total
($ in millions)	Level 1	Level 2	to leveling(1)	fair value
Asset class
Equity
Equity securities	209	—	—	209
Mutual funds/commingled funds	—	1,433	39	1,472
Emerging market mutual funds/commingled funds	—	363	—	363
Fixed income
Government and corporate securities	524	997	—	1,521
Government and corporate—mutual funds/commingled funds	—	3,496	—	3,496
Emerging market bonds—mutual funds/commingled funds	—	729	—	729
Real estate	—	—	1,381	1,381
Insurance contracts	—	121	—	121
Cash and short-term investments	202	86	—	288
Private equity	—	—	139	139
Hedge funds	—	—	2	2
Commodities	—	24	—	24
Total	935	7,249	1,561	9,745

(1) Amounts relate to assets measured using the NAV practical expedient which are not subject to leveling.

Schedule of employer contributions to pension and other postretirement benefit plans
	Defined pension				Other postretirement
	benefits				benefits
	Switzerland		International		International
($ in millions)	2019	2018	2019	2018	2019	2018
Total contributions to defined benefit pension
and other postretirement benefit plans	91	89	115	152	10	11
Of which, discretionary contributions to
defined benefit pension plans	2	—	8	25	—	—

Expected future cash flows of pension and postretirement benefit plans
	Defined pension		Other postretirement
	benefits		benefits
($ in millions)	Switzerland	International	International
2020	335	341	10
2021	254	347	9
2022	239	346	9
2023	226	343	9
2024	215	344	8
Years 2025 - 2029	961	1,727	34